INCOME TAXES	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 12. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The (expense) benefit from income taxes consists of the following for the nine months ended December 31, 2023 and 2022 (U.S. Dollars in thousands):

	Nine Months Ended December 31,
(In thousands)	2023	2022

Current:
Federal	$(15)	$(16)
State and local	–	(8)
Foreign	–	–
Total current	(15)	(24)

Deferred:
Federal	–	–
State and local	–	–
Foreign	10,564	2,930
Total deferred	10,564	2,930
Benefit from income taxes	$10,549	$2,906

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the nine months ended December 31, 2023 and 2022 (U.S. Dollars in thousands):

	Nine Months Ended December 31,
	2023	2022
Loss on ordinary activities before tax	$(1,712)	$(1,230)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	359	258
Share-based compensation expense recognized for financial statement purposes	(419)	–
Other losses (unrecognized)	(14)	(282)
Utilization of losses not previously benefitted	59	–
Income tax (expense)	$(15)	$(24)

As of December 31, 2023, the Company had $0.5 million of federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized and $0.4 million of items deducted for financial statements but not for federal income tax purposes, excluding share-based compensation. As of December 31, 2023 and March 31, 2023, the Company had U.S. deferred tax assets of $0.1 million and $0.2 million, respectively.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the nine months ended December 31, 2023 and 2022 (U.S. Dollars in thousands):

	Nine Months Ended December 31,
	2023	2022
Loss on ordinary activities before tax	$(52,013)	$(4,567)
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	13,003	868

Change from increase in deferred income tax rate	–	274
Derecognition of deferred tax assets	(2,451)	–
Foreign currency effect	12	1,788
Income tax benefit	$10,564	$2,930

Research and development credit receivables of $0.2 million were included in prepaid expenses and other receivables on the condensed consolidated interim statements of financial position as of March 31, 2023. The receivable was collected in July 2023.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Nine Months Ended December 31,
	2023				2022
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(1,712)	$(14,473)	$(52,570)	$(68,755)	$(1,230)	$(7,320)	$(4,567)	$(13,117)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,997	–	–	1,997	–	–	–	–
Loss for which no benefit was taken	–	–	–	–	1,622	–	–	1,622
Losses not subject to tax	65	14,473	557	15,095	–	7,320	–	7,320
Utilization of losses not previously benefitted	(280)	–	–	(280)	(314)	–	–	(314)
Taxable income (loss)	$70	$–	$(52,013)	$(51,943)	$78	$–	$(4,567)	$(4,489)

As of December 31, 2023 and March 31, 2023, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (U.S. Dollars in thousands):

	As of December 31,	As of March 31,
	2023	2023
Deferred tax assets:
Net operating loss	$(5,500)	$(4,131)
Deferred tax asset (unrecognized)	3,951	1,500
Deferred tax asset	(1,549)	(2,631)

Deferred tax liabilities:
In-process research and development	1,549	13,195
Deferred tax liability	1,549	13,195

Net deferred tax liability	$–	$10,564

iOx generated no research and development cash credits recorded for the nine months ended December 31, 2023 and 2022.

As of December 31, 2023 and March 31, 2023, iOx had a net deferred tax liability of nil and approximately $10.6 million, respectively. For the nine months ended December 31, 2023, the Company recorded a reduction of the deferred tax liability of approximately $13.0 million, based upon the loss on impairment of the IPR&D of $46.9 million, which reduced the expected realizability of such assets on which the deferred tax liability was determined, partially offset by the derecognition of certain current losses totaling approximately $2.4 million, based upon their estimated realizability and a slight impact of changes in currency resulting in a net tax benefit of $10.6 million. The Company recorded current losses of $0.9 million, change (benefit) due to currency changes of $1.8 million and change (benefit) from the change in the deferred income tax rate of $0.2 million, totaling $2.9 million benefit in the nine months ended December 31, 2022.

There is no expiration date for accumulated tax losses in the U.K. entities.